May 5, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

         RE:      GAMCO Global Series Funds, Inc. (the "Company")
                  FILE NOS. 33-66262 AND 811-07896
                  ----------------------------------------------
Dear Sir/Madam:

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-named Company do not differ from those contained in Post-Effective Amendment No. 21 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2009 (Accession # 0000935069-09-001131).

Should you have any comments on this filing, please contact the undersigned at
(617) 338-5176.

Sincerely,

/s/ KERI LYNNE COLLIN
----------------------
Keri Lynne Collin
Associate - Regulatory Administration
PNC Global Investment Servicing (U.S.) Inc.
99 High Street, 27th Floor
Boston, MA 02110

cc:      B. Alpert
         R. Prins
         D. James
         A. Lonergan